Liquidity and Management's Plans - Additional Information (Details 1) - USD ($)										1 Months Ended			3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Oct. 22, 2018	Jul. 30, 2018	Jul. 14, 2018	Jun. 11, 2018	Apr. 19, 2018	Feb. 06, 2018	Jul. 18, 2017	Sep. 13, 2016	Sep. 13, 2016	Oct. 31, 2017	Jul. 31, 2017	Jul. 31, 2015	Mar. 31, 2019		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jun. 30, 2017	Jun. 28, 2017	May 31, 2017
Proceeds from issuance of common stock, net of issuance costs																					$ 478,250,900,000	$ 19,232,000,000	$ 4,782,509	$ 597,743	$ 597,743	$ 3,808,836
Net proceeds from sale of common stock and warrants																					$ 0	$ 1,072,813,100,000	$ 0	$ 10,728,132	$ 13,530,401	$ 8,754,882
Bridge Financing Notes [Member] | Note Purchase Agreement [Member] | Maximum [Member]
Aggregate principal amount																														$ 150,000,000,000
Bridge Financing Note Two [Member] | Note Purchase Agreement [Member]
Aggregate principal amount																														50,000,000,000
Bridge Financing Note One [Member] | Note Purchase Agreement [Member]
Aggregate principal amount																														50,000,000,000
Bridge Financing Note Three [Member] | Note Purchase Agreement [Member]
Aggregate principal amount																														$ 50,000,000,000
M G H I F Financing Agreement [Member]
Stock issued during period, shares, new issues												45,454
Shares issued, price per share												$ 110.00
Proceeds from issuance of common stock, net of issuance costs												$ 5,000,000
Aggregate principal amount												$ 1,000,000
M G H I F Financing Agreement [Member] | Second Amended And Restated Senior Secured Promissory Note [Member]
Aggregate principal amount				$ 1,000,000
Accrued and unpaid interest			$ 285,512
Revised and extended maturity date for payment, terms				Six semi-annual payments
Principal payments includes accrued and unpaid interest				$ 166,667
Beginning date of debt maturity				Jan. 02, 2019
Ending date of debt maturity				Jul. 01, 2021
Amended And Restated M G H I F Financing Agreement [Member]
Class of warrant or right, number of securities called by warrants or rights																													13,120
February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues						2,841,152
Shares issued, price per share						$ 3.25
Gross proceeds from sale of common stock and warrants						$ 120,000,000,000
Net proceeds from sale of common stock and warrants						$ 10,700,000
Sale of stock, description of transaction																					Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.		Each unit included one twentieth of a share of common stock and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share. Each pre-funded unit included one pre-funded warrant to purchase one twentieth of a share of common stock for an exercise price of $0.20 per share, and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share.		Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right						0.025
Class of warrant or right, exercise price of warrants or rights						$ 65.00
Warrants exercisable period						5 years
July Two Thousand Seventeen Public Offering [Member]
Stock issued during period, shares, new issues							18,164,195
Shares issued, price per share							$ 0.40
Gross proceeds from sale of common stock and warrants							$ 1,000,000
Net proceeds from sale of common stock and warrants							$ 8,800,000
Sale of stock, description of transaction																									Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.
Class of warrant or right, number of securities called by each warrant or right							0.04
Class of warrant or right, exercise price of warrants or rights							$ 10.625
Warrants exercisable period							5 years
July Two Thousand Seventeen Public Offering [Member] | Bridge Financing Notes [Member]
Repayment of outstanding debt							$ 100,000				$ 100,000
At The Market Offering [Member]
Stock issued during period, shares, new issues																									318,236	227,216	690,247
Stock issued during period, value, new issues									$ 115						$ 40,542,300,000		$ 19,232,000,000								$ 597,743	$ 3,808,836
At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Stock issued during period, shares, new issues																									318,236	227,216	690,247
Gross proceeds from sale of common stock																									$ 600,000
Proceeds from issuance of common stock, net of issuance costs																									600,000
Aggregate gross proceeds from issuance of common stock																									9,400,000		$ 9,400,000
Stock issued during period, value, new issues								$ 11,500,000	11,500,000																597,743	$ 3,808,836
Aggregate net proceeds from sale of common stock																									$ 8,800,000		$ 8,800,000
At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member] | Maximum [Member]
Stock issued during period, shares, new issues																									318,236	227,216	690,247
Aggregate gross proceeds from issuance of common stock								$ 2,500,000,000,000	2,500,000,000,000
Stock issued during period, value, new issues									115																$ 597,743	$ 3,808,836
Public Placement [Member]
Stock issued during period, shares, new issues																									5,912,307	1,000,000
Stock issued during period, value, new issues													$ 478,250,900,000				$ 673,100,000		$ 1,072,140,000,000						$ 13,530,401	$ 8,823,242
Common Stock [Member]
Stock issued during period, shares, new issues																									318,236	227,216	690,247
Stock issued during period, value, new issues																									$ 3,182	$ 2,272
Common Stock [Member] | Vendor Consulting Services [Member]
Stock issued during period, shares, new issues										2,898
Stock issued during period, value, new issues										$ 2,324,500,000
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues	111,000																								318,236	227,216	690,247
Shares issued, price per share	$ 29.00
Gross proceeds from sale of common stock	$ 3,200,000
Proceeds from issuance of common stock, net of issuance costs	$ 2,800,000
Stock issued during period, value, new issues																									$ 3,182	$ 2,272
Common Stock [Member] | Private Placement [Member] | M G H I F Financing Agreement [Member] | Second Amended And Restated Senior Secured Promissory Note [Member]
Stock issued during period, shares, new issues		144,238
Accrued and unpaid interest		$ 285,512
Accrued and unpaid interest due date		Jul. 14, 2018
Common Stock [Member] | At The Market Offering [Member]
Stock issued during period, shares, new issues															10,710	[1]	5,202	[1]							318,236	227,216	690,247
Stock issued during period, value, new issues									115						$ 10,700,000	[1]	$ 5,200,000	[1]							$ 597,743	$ 3,808,836
Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Stock issued during period, shares, new issues																									15,912		690,247
Common Stock [Member] | Public Placement [Member]
Stock issued during period, shares, new issues													450,000	[1]			33,654	[1]	150,962	[1]					318,236	227,216	690,247
Stock issued during period, value, new issues													$ 450,000,000	[1]			$ 33,700,000	[1]	$ 151,000,000	[1]					$ 3,182	$ 2,272
Pre Funded Warrant [Member] | February Two Thousand Eighteen Public Offering [Member]
Class of warrant or right, exercise price of warrants or rights						$ 0.20
Warrants exercised					851,155																				851,155
Pre Funded Warrant [Member] | July Two Thousand Seventeen Public Offering [Member]
Class of warrant or right, number of securities called by each warrant or right							0.04
Class of warrant or right, exercise price of warrants or rights							$ 0.25
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues						851,155
Shares issued, price per share						$ 3.24
Prefunded Units [Member] | July Two Thousand Seventeen Public Offering [Member]
Stock issued during period, shares, new issues							6,835,805
Shares issued, price per share							$ 0.39
Additional Paid In Capital [Member]
Stock issued during period, value, new issues																									$ 594,561	$ 3,806,564
Additional Paid In Capital [Member] | At The Market Offering [Member]
Stock issued during period, shares, new issues																									318,236	227,216	690,247
Stock issued during period, value, new issues									$ 115						$ 40,531,600,000		19,226,800,000								$ 597,743	$ 3,808,836
Additional Paid In Capital [Member] | Public Placement [Member]
Stock issued during period, shares, new issues																									5,912,307	1,000,000
Stock issued during period, value, new issues													$ 477,800,900,000				$ 639,400,000		$ 1,071,989,000,000						$ 594,561	$ 3,806,564
Warrant [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Class of warrant or right, exercise price of warrants or rights											$ 17.25
Class of warrant or right, number of securities called by warrants or rights											6,350
Stock Purchase Warrants [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Class of warrant or right, exercise price of warrants or rights																												$ 19.50
Class of warrant or right, number of securities called by warrants or rights																												5,634

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.